Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 15, 2022	Dec. 31, 2020	Nov. 30, 2019
Related Party Transaction [Line Items]
Accounts receivable, after allowance for credit loss, current		$ 63,865	$ 61,061
Cost of sales		310,423	440,769	$ 309,223
Contributions from Controlling Shareholder		2,707	556	85,888
Total shareholders’ equity		125,558	137,011	117,237		$ 33,206
Noncontrolling Interest
Related Party Transaction [Line Items]
Total shareholders’ equity		1,889	0	0		$ 0
Related Party
Related Party Transaction [Line Items]
Accounts receivable, after allowance for credit loss, current		2,759	2,093
Accounts payable		5,080	3,978
Cost of sales		$ 8,745	5,005	$ 3,067
Contributions from Controlling Shareholder	$ 76,131
Related Party | July 2022 Related Party Loan Agreement
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 10,000
Long-term debt, gross			$ 7,919
Related Party | November 2019 Non-interest-bearing Promissory Note
Related Party Transaction [Line Items]
Debt instrument, face amount							$ 45,800